MFRA NQM DEPOSITOR, LLC ABS-15G

Exhibit 99.03 - Schedule 1

Client Name:
Client Project Name:	MFA 2026-NQM3
Start - End Dates:	3/10/2026 - 7/02/2026
Deal Loan Count:	178

Conditions Report 2.0

Loans in Report:	178
Loans with Conditions:	69

0 - Total Active Conditions

62 - Total Satisfied Conditions

35 - Credit Review Scope
10 - Category: Application
1 - Category: Assets
1 - Category: Credit/Mtg History
3 - Category: DTI
5 - Category: Income/Employment
2 - Category: Insurance
4 - Category: Legal Documents
3 - Category: Terms/Guidelines
6 - Category: Title
12 - Property Valuations Review Scope
10 - Category: Appraisal
1 - Category: FEMA
1 - Category: Property
15 - Compliance Review Scope
4 - Category: Compliance Manual
2 - Category: Documentation
3 - Category: Right of Rescission
6 - Category: TILA/RESPA Integrated Disclosure
37 - Total Waived Conditions

33 - Credit Review Scope
3 - Category: Assets
9 - Category: Credit/Mtg History
3 - Category: DTI
3 - Category: Income/Employment
10 - Category: LTV/CLTV
4 - Category: Terms/Guidelines
1 - Category: Title
2 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Category: Property
2 - Compliance Review Scope
2 - Category: Right of Rescission

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